Investment Strategy	Nov. 24, 2025
Rockefeller Opportunistic Municipal Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks current income exempt from federal income tax and seeks long-term capital appreciation by investing in municipal bonds.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance and under current tax law, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund expects to typically invest at least 50% of its total assets in Municipal Bonds that have an investment rating of BBB+/Baa1 or lower (which includes high yield or “junk” bonds) by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by Rockefeller Asset Management (“RAM”) to be of comparable quality at time of purchase. If ratings services assign different ratings to the same security, RAM will use the highest rating as the credit rating for that security. The Fund may also invest, without limitation, in higher rated securities.

The Fund may invest without limitation in “private activity” bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, distributions derived from “private activity” bonds must be included in their AMT calculations, and as such, a portion of the Fund’s distribution may be subject to federal income tax.

The Fund invests in securities across various maturity ranges and can hold both short-term and long-term securities. However, the Fund expects to generally focus on longer-term securities to seek higher yields.

The Fund may invest in inverse floating rate bonds, commonly referred to as “Inverse Floaters.”

The Inverse Floaters in which the Fund may invest are a type of tender option bond issued by a trust. Effectively, the Fund will deposit municipal securities into a Tender-Option Bond Trust (“TOB Trust”) administered by an unaffiliated third party. The TOB Trust then issues two types of securities, one a short-term floating rate security with a fixed principal amount that is typically sold to third parties, such as money market funds. The proceeds from the sale of those floating rate bonds is delivered by the TOB Trust to the Fund in payment of the deposited municipal securities and is a form of borrowing, allowing the Fund to invest those proceeds in other municipal securities. The second type of security issued by the TOB Trust is an Inverse Floating rate security that is also delivered to the Fund (along with the cash received from the sale of the floating rate security) in payment of the deposited municipal securities.

When interest is paid on the underlying municipal bonds which have been deposited into the TOB Trust, such proceeds are first used to pay interest owing to holders of the short-term floating rate securities, with any remaining amounts (less other fees associated with the TOB Trust) being paid to the Fund as the holder of the Inverse Floater. Accordingly, the amount of such interest paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Inverse Floaters produce less income when short-term interest rates rise (and, in extreme cases, may pay no income) and more income when short-term interest rates fall. Thus, if short-term interest rates rise after the issuance of the Inverse Floater, any yield advantage to the Fund is reduced and may be eliminated.

As owner of the Inverse Floater, which has a value less than the total value of the underlying municipal bond, the Fund has full exposure to the underlying bond’s market opportunity and risk, creating a leveraged investment. Accordingly, the Fund bears substantially all of the underlying bond’s downside risk, and also benefits disproportionately from any appreciation of the underlying bond’s value.

For example, because the principal amount of the short-term floating rate security is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the Inverse Floater. Upon the occurrence of certain adverse events, a TOB Trust may be collapsed and the underlying municipal bond liquidated, and the Fund could lose the entire amount of its investment in the Inverse Floater and may, in some cases, be contractually required to pay the negative difference, if any, between the liquidation value of the underlying municipal bond and the principal amount of the short-term floating rate securities.

The Fund may invest in TOB Trusts on either a recourse or non-recourse basis. TOB Trusts are typically supported by a liquidity facility provided by a third-party bank or other financial institution (the “Liquidity Provider”) that allows holders of the floating rate securities to tender their securities in exchange for payment of par plus accrued interest. When the Fund invests in a TOB Trust on a non-recourse basis, and the Liquidity Provider is required to make a payment under the liquidity facility, the Liquidity Provider will typically liquidate all or a portion of the municipal securities held in the TOB Trust and then fund the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the “Liquidity Shortfall”).

If the Fund invests in a TOB Trust on a recourse basis, the Fund will typically enter into a reimbursement agreement with the Liquidity Provider where the Fund is required to reimburse the Liquidity Provider for any Liquidity Shortfall. As a result, if the Fund invests in a TOB Trust on a recourse basis, the Fund will bear the risk of loss with respect to any Liquidation Shortfall.

The Fund has the ability to expose up to 35% of its total assets to the effects of leverage from these investments. Inverse Floaters are considered Municipal Bonds for purposes of the Fund’s 80% policy described above. The Fund’s strategy in using Inverse Floaters is to enhance its tax-exempt income and improve overall returns. See “Additional Information About the Fund,” for information about how Inverse Floaters are structured.

The Fund may be the initial sponsor of a TOB Trust. The TOB Trust will engage an administrator to provide operational and transactional support, which may give rise to certain additional risks including compliance, securities law and operational risks.

The Fund tends to invest heavily in Municipal Bonds with higher issuance volumes. As a result, the Fund may invest significantly in Municipal Bonds of specific projects, including those that finance education, health care, housing, transportation, utilities and other similar projects, and industrial development bonds. Likewise, the Fund may invest significantly in California, New York, and Puerto Rico Municipal Bonds, reflecting its focus on areas with substantial bond offerings. In addition, the Fund may invest in tobacco settlement bonds, as well as land-secured or “dirt” bonds, which are issued to support the development and redevelopment of residential, commercial, and industrial areas.

The Fund may invest in other types of fixed income instruments, which include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis (i.e., securities transactions that involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date, thereby allowing the Fund to lock in price or yield at the time of the transaction). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls, which are financing transactions involving the sale of a security with an agreement to repurchase a similar security at a later date).

Subject to the Fund’s policy of investing at least 80% of its net asset, plus borrowings for investment purposes, in Municipal Bonds, a portion of the Fund’s net assets may be invested in securities that pay taxable interest, including interest that may be subject to the federal alternative minimum tax. These investments could generate taxable income for shareholders.

RAM makes decisions to buy and sell securities based on several factors, including:

1.	Relative value considerations: Assessing the value of securities compared to others based on expected return relative to risk. Factors that influence these considerations include macroeconomic conditions, credit-related fundamentals, shape of the yield curve, and credit spreads.

2.	Market supply and demand: Evaluating the availability and demand for securities in the bond market.

3.	Market dislocations: Identifying situations where market prices deviate significantly from their expected values.

4.	Situation-specific opportunities: Recognizing unique chances to buy or sell securities based on specific circumstances. For example, if there is a significant downturn in the stock market and investors seek safer investment options, municipal bonds from financially stable municipalities may become more attractive. In that case, RAM might identify this as an opportunity to purchase such bonds at a relatively lower price before their value potentially increases further due to heightened demand.

RAM’s purchase and sell decisions may involve:

●	Adjusting the Fund’s exposure to macro risks like duration, yield curve positioning, and sector exposure.

●	Limiting or reducing the Fund’s exposure to a specific security or issuer.

●	Responding to changes in an issuer’s credit quality.

●	Meeting the Fund’s general liquidity needs.

RAM does not prioritize potential capital gains or losses resulting from interest rate changes. Additionally, the frequency of portfolio turnover is not a significant limitation if RAM determines it is otherwise beneficial to buy or sell securities. As a result, the Fund is expected to have a high annual portfolio turnover rate over certain time periods. For example, the Fund may have higher portfolio turnover during periods of rising interest rates and/or widening credit spreads that potentially allow for investment in higher yielding securities and tax loss harvesting.

The Fund is classified as “non-diversified” under the 1940 Act.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance and under current tax law, exempt from federal income tax (“Municipal Bonds”).
Rockefeller California Municipal Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks income exempt from US federal and California state income tax by investing in California municipal bonds.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance and under current tax law, exempt from regular U.S. federal income tax and California state income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance and under current tax law, is exempt from regular federal income tax and California income tax.

The Fund expects to typically invest up to 25% of its total assets in Municipal Bonds that have an investment rating of BB+/Ba1 or lower (which includes high yield or “junk” bonds) by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by Rockefeller Asset Management (“RAM”) to be of comparable quality at time of purchase. If ratings services assign different ratings to the same security, RAM will use the highest rating as the credit rating for that security. The Fund may also invest, without limitation, in higher rated securities. If the limit is breached due to market moves or downgrades, the Fund is not forced to sell to get back under the limit but cannot purchase any additional below investment grade securities.

The Fund may invest without limitation in “private activity” bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, distributions derived from “private activity” bonds must be included in their AMT calculations, and as such, a portion of the Fund’s distribution may be subject to federal income tax.

The Fund invests in securities across various maturity ranges and can hold both short-term and long-term securities. However, the Fund expects to generally focus on longer-term securities to seek higher yields.

The Fund may invest in inverse floating rate bonds, commonly referred to as “Inverse Floaters.”

The Inverse Floaters in which the Fund may invest are a type of tender option bond issued by a trust. Effectively, the Fund will deposit municipal securities into a Tender-Option Bond Trust (“TOB Trust”) administered by an unaffiliated third party. The TOB Trust then issues two types of securities, one a short-term floating rate security with a fixed principal amount that is typically sold to third parties, such as money market funds. The proceeds from the sale of those floating rate bonds is delivered by the TOB Trust to the Fund in payment of the deposited municipal securities and is a form of borrowing, allowing the Fund to invest those proceeds in other municipal securities. The second type of security issued by the TOB Trust is an Inverse Floating rate security that is also delivered to the Fund (along with the cash received from the sale of the floating rate security) in payment of the deposited municipal securities.

When interest is paid on the underlying municipal bonds which have been deposited into the TOB Trust, such proceeds are first used to pay interest owing to holders of the short-term floating rate securities, with any remaining amounts (less other fees associated with the TOB Trust) being paid to the Fund as the holder of the Inverse Floater. Accordingly, the amount of such interest paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Inverse Floaters produce less income when short-term interest rates rise (and, in extreme cases, may pay no income) and more income when short-term interest rates fall. Thus, if short-term interest rates rise after the issuance of the Inverse Floater, any yield advantage to the Fund is reduced and may be eliminated.

As owner of the Inverse Floater, which has a value less than the total value of the underlying municipal bond, the Fund has full exposure to the underlying bond’s market opportunity and risk, creating a leveraged investment. Accordingly, the Fund bears substantially all of the underlying bond’s downside risk, and also benefits disproportionately from any appreciation of the underlying bond’s value.

For example, because the principal amount of the short-term floating rate security is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the Inverse Floater. Upon the occurrence of certain adverse events, a TOB Trust may be collapsed and the underlying municipal bond liquidated, and the Fund could lose the entire amount of its investment in the Inverse Floater and may, in some cases, be contractually required to pay the negative difference, if any, between the liquidation value of the underlying municipal bond and the principal amount of the short-term floating rate securities.

The Fund may invest in TOB Trusts on either a recourse or non-recourse basis. TOB Trusts are typically supported by a liquidity facility provided by a third-party bank or other financial institution (the “Liquidity Provider”) that allows holders of the floating rate securities to tender their securities in exchange for payment of par plus accrued interest. When the Fund invests in a TOB Trust on a non-recourse basis, and the Liquidity Provider is required to make a payment under the liquidity facility, the Liquidity Provider will typically liquidate all or a portion of the municipal securities held in the TOB Trust and then fund the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the “Liquidity Shortfall”).

If the Fund invests in a TOB Trust on a recourse basis, the Fund will typically enter into a reimbursement agreement with the Liquidity Provider where the Fund is required to reimburse the Liquidity Provider for any Liquidity Shortfall. As a result, if the Fund invests in a TOB Trust on a recourse basis, the Fund will bear the risk of loss with respect to any Liquidation Shortfall.

The Fund has the ability to expose up to 25% of its total assets to the effects of leverage from these investments. Inverse Floaters are considered Municipal Bonds for purposes of the Fund’s 80% policy described above. The Fund’s strategy in using Inverse Floaters is to enhance its tax-exempt income and improve overall returns. See “Additional Information About the Fund,” for information about how Inverse Floaters are structured.

The Fund may be the initial sponsor of a TOB Trust. The TOB Trust will engage an administrator to provide operational and transactional support, which may give rise to certain additional risks including compliance, securities law and operational risks.

The Fund tends to invest heavily in California Municipal Bonds with higher issuance volumes. As a result, the Fund may invest significantly in Municipal Bonds of specific projects, including those that finance education, health care, housing, transportation, utilities and other similar projects, and industrial development bonds. Likewise, the Fund may invest significantly in Puerto Rico municipal bonds, which are generally exempt from California income taxes. In addition, the Fund may invest in tobacco settlement bonds, as well as land-secured or “dirt” bonds, which are issued to support the development and redevelopment of residential, commercial, and industrial areas.

The Fund may invest in other types of fixed income instruments, which include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis (i.e., securities transactions that involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date, thereby allowing the Fund to lock in price or yield at the time of the transaction). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls, which are financing transactions involving the sale of a security with an agreement to repurchase a similar security at a later date).

Subject to the Fund’s policy of investing at least 80% of its net asset, plus borrowings for investment purposes, in California Municipal Bonds, a portion of the Fund’s net assets may be invested in securities that pay taxable interest, including interest that may be subject to the federal alternative minimum tax. These investments could generate taxable income for shareholders.

RAM makes decisions to buy and sell securities based on several factors, including:

1.	Relative value considerations: Assessing the value of securities compared to others based on expected return relative to risk. Factors that influence these considerations include macroeconomic conditions, credit-related fundamentals, shape of the yield curve, and credit spreads.

2.	Market supply and demand: Evaluating the availability and demand for securities in the bond market.

3.	Market dislocations: Identifying situations where market prices deviate significantly from their expected values.

4.	Situation-specific opportunities: Recognizing unique chances to buy or sell securities based on specific circumstances. For example, if there is a significant downturn in the stock market and investors seek safer investment options, municipal bonds from financially stable municipalities may become more attractive. In that case, RAM might identify this as an opportunity to purchase such bonds at a relatively lower price before their value potentially increases further due to heightened demand.

RAM’s purchase and sell decisions may involve:

●	Adjusting the Fund’s exposure to macro risks like duration, yield curve positioning, and sector exposure.

●	Limiting or reducing the Fund’s exposure to a specific security or issuer.

●	Responding to changes in an issuer’s credit quality.

●	Meeting the Fund’s general liquidity needs.

RAM does not prioritize potential capital gains or losses resulting from interest rate changes. Additionally, the frequency of portfolio turnover is not a significant limitation if RAM determines it is otherwise beneficial to buy or sell securities. As a result, the Fund is expected to have a high annual portfolio turnover rate over certain time periods. For example, the Fund may have higher portfolio turnover during periods of rising interest rates and/or widening credit spreads that potentially allow for investment in higher yielding securities and tax loss harvesting.

The Fund is classified as “non-diversified” under the 1940 Act.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance and under current tax law, exempt from regular U.S. federal income tax and California state income tax (“California Municipal Bonds”).
Rockefeller New York Municipal Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks income exempt from US federal and New York state income tax by investing in New York municipal bonds.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance and under current tax law, exempt from regular federal income tax and New York income tax (“New York Municipal Bonds”). New York Municipal Bonds generally are issued by or on behalf of the State of New York and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of New York whose interest is, in the opinion of bond counsel for the issuer at the time of issuance and under current tax law, exempt from regular federal income tax and New York income tax.

The Fund expects to typically invest up to 25% of its total assets in Municipal Bonds that have an investment rating of BB+/Ba1 or lower (which includes high yield or “junk” bonds) by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by Rockefeller Asset Management (“RAM”) to be of comparable quality at time of purchase. If ratings services assign different ratings to the same security, RAM will use the highest rating as the credit rating for that security. The Fund may also invest, without limitation, in higher rated securities. If the limit is breached due to market moves or downgrades, the Fund is not forced to sell to get back under the limit but cannot purchase any additional below investment grade securities.

The Fund may invest without limitation in “private activity” bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, distributions derived from “private activity” bonds must be included in their AMT calculations, and as such, a portion of the Fund’s distribution may be subject to federal income tax.

The Fund invests in securities across various maturity ranges and can hold both short-term and long-term securities. However, the Fund expects to generally focus on longer-term securities to seek higher yields.

The Fund may invest in inverse floating rate bonds, commonly referred to as “Inverse Floaters.”

The Inverse Floaters in which the Fund may invest are a type of tender option bond issued by a trust. Effectively, the Fund will deposit municipal securities into a Tender-Option Bond Trust (“TOB Trust”) administered by an unaffiliated third party. The TOB Trust then issues two types of securities, one a short-term floating rate security with a fixed principal amount that is typically sold to third parties, such as money market funds. The proceeds from the sale of those floating rate bonds is delivered by the TOB Trust to the Fund in payment of the deposited municipal securities and is a form of borrowing, allowing the Fund to invest those proceeds in other municipal securities. The second type of security issued by the TOB Trust is an Inverse Floating rate security that is also delivered to the Fund (along with the cash received from the sale of the floating rate security) in payment of the deposited municipal securities.

When interest is paid on the underlying municipal bonds which have been deposited into the TOB Trust, such proceeds are first used to pay interest owing to holders of the short-term floating rate securities, with any remaining amounts (less other fees associated with the TOB Trust) being paid to the Fund as the holder of the Inverse Floater. Accordingly, the amount of such interest paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Inverse Floaters produce less income when short-term interest rates rise (and, in extreme cases, may pay no income) and more income when short-term interest rates fall. Thus, if short-term interest rates rise after the issuance of the Inverse Floater, any yield advantage to the Fund is reduced and may be eliminated.

As owner of the Inverse Floater, which has a value less than the total value of the underlying municipal bond, the Fund has full exposure to the underlying bond’s market opportunity and risk, creating a leveraged investment. Accordingly, the Fund bears substantially all of the underlying bond’s downside risk, and also benefits disproportionately from any appreciation of the underlying bond’s value.

For example, because the principal amount of the short-term floating rate security is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the Inverse Floater. Upon the occurrence of certain adverse events, a TOB Trust may be collapsed and the underlying municipal bond liquidated, and the Fund could lose the entire amount of its investment in the Inverse Floater and may, in some cases, be contractually required to pay the negative difference, if any, between the liquidation value of the underlying municipal bond and the principal amount of the short-term floating rate securities.

The Fund may invest in TOB Trusts on either a recourse or non-recourse basis. TOB Trusts are typically supported by a liquidity facility provided by a third-party bank or other financial institution (the “Liquidity Provider”) that allows holders of the floating rate securities to tender their securities in exchange for payment of par plus accrued interest. When the Fund invests in a TOB Trust on a non-recourse basis, and the Liquidity Provider is required to make a payment under the liquidity facility, the Liquidity Provider will typically liquidate all or a portion of the municipal securities held in the TOB Trust and then fund the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the “Liquidity Shortfall”).

If the Fund invests in a TOB Trust on a recourse basis, the Fund will typically enter into a reimbursement agreement with the Liquidity Provider where the Fund is required to reimburse the Liquidity Provider for any Liquidity Shortfall. As a result, if the Fund invests in a TOB Trust on a recourse basis, the Fund will bear the risk of loss with respect to any Liquidation Shortfall.

The Fund has the ability to expose up to 25% of its total assets to the effects of leverage from these investments. Inverse Floaters are considered Municipal Bonds for purposes of the Fund’s 80% policy described above. The Fund’s strategy in using Inverse Floaters is to enhance its tax-exempt income and improve overall returns. See “Additional Information About the Fund,” for information about how Inverse Floaters are structured.

The Fund may be the initial sponsor of a TOB Trust. The TOB Trust will engage an administrator to provide operational and transactional support, which may give rise to certain additional risks including compliance, securities law and operational risks.

The Fund tends to invest heavily in New York Municipal Bonds with higher issuance volumes. As a result, the Fund may invest significantly in Municipal Bonds of specific projects, including those that finance education, health care, housing, transportation, utilities and other similar projects, and industrial development bonds. Likewise, the Fund may invest significantly in Puerto Rico municipal bonds, which are generally exempt from New York income taxes. In addition, the Fund may invest in tobacco settlement bonds, as well as land-secured or “dirt” bonds, which are issued to support the development and redevelopment of residential, commercial, and industrial areas.

The Fund may invest in other types of fixed income instruments, which include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis (i.e., securities transactions that involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date, thereby allowing the Fund to lock in price or yield at the time of the transaction). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls, which are financing transactions involving the sale of a security with an agreement to repurchase a similar security at a later date).

Subject to the Fund’s policy of investing at least 80% of its net asset, plus borrowings for investment purposes, in New York Municipal Bonds, a portion of the Fund’s net assets may be invested in securities that pay taxable interest, including interest that may be subject to the federal alternative minimum tax. These investments could generate taxable income for shareholders.

RAM makes decisions to buy and sell securities based on several factors, including:

1.	Relative value considerations: Assessing the value of securities compared to others based on expected return relative to risk. Factors that influence these considerations include macroeconomic conditions, credit-related fundamentals, shape of the yield curve, and credit spreads.

2.	Market supply and demand: Evaluating the availability and demand for securities in the bond market.

3.	Market dislocations: Identifying situations where market prices deviate significantly from their expected values.

4.	Situation-specific opportunities: Recognizing unique chances to buy or sell securities based on specific circumstances. For example, if there is a significant downturn in the stock market and investors seek safer investment options, municipal bonds from financially stable municipalities may become more attractive. In that case, RAM might identify this as an opportunity to purchase such bonds at a relatively lower price before their value potentially increases further due to heightened demand.

RAM’s purchase and sell decisions may involve:

●	Adjusting the Fund’s exposure to macro risks like duration, yield curve positioning, and sector exposure.

●	Limiting or reducing the Fund’s exposure to a specific security or issuer.

●	Responding to changes in an issuer’s credit quality.

●	Meeting the Fund’s general liquidity needs.

RAM does not prioritize potential capital gains or losses resulting from interest rate changes. Additionally, the frequency of portfolio turnover is not a significant limitation if RAM determines it is otherwise beneficial to buy or sell securities. As a result, the Fund is expected to have a high annual portfolio turnover rate over certain time periods. For example, the Fund may have higher portfolio turnover during periods of rising interest rates and/or widening credit spreads that potentially allow for investment in higher yielding securities and tax loss harvesting.

The Fund is classified as “non-diversified” under the 1940 Act.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance and under current tax law, exempt from regular federal income tax and New York income tax (“New York Municipal Bonds”).
Rockefeller U.S. Small-Mid Cap ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowing for investment purposes) in equity securities of U.S. small- and mid-capitalization companies. The Fund defines a “U.S. company” as a company that is organized in or has substantial business activities in the United States of America (i.e., securities of issuers that during the issuer’s most recent fiscal year derived at least 50% of its revenue or profits from goods produced or sold, investments made, or services performed in the U.S. or that have at least 50% of its assets in the U.S.). The Fund considers small- and mid-capitalization companies to be those companies having a market capitalization range within the range of companies comprising the Russell 2500® Index (the “Index”). As of July 31, 2025, the market capitalization range for the Index was approximately $66 million to $28 billion, which may increase or decrease at any time.

With respect to 20% of the Fund’s net assets, the Fund may invest in companies with market capitalizations below or above the Index. Subject to the Fund’s 80% policy, investments in companies that move above or below the small- to mid- capitalization range may continue to be held by the Fund.

The Fund’s investments are not limited to the stocks included in the Index. Subject to the Fund’s 80% policy, the Fund may invest in non-U.S. companies. As part of its principal investment strategy, the Fund will invest in various equity securities including common stocks, rights, and depositary receipts such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). From time to time, the Fund’s investments may be focused in securities of companies in the same economic sector or industry, however, the Fund will not concentrate its investments (i.e., invest 25% or more of its assets) in any specific industry or group of industries.

The Sub-Adviser seeks to construct a portfolio of small and mid-capitalization companies where the potential growth in revenue and earnings can be bought at, in the Sub-Adviser’s assessment, an attractive price relative to their growth rate and to their peer group. The Fund’s strategy is to hold companies through their growth stages. The Sub-Adviser analyzes market and financial data to make buy, sell, and hold decisions. When selecting a security for the portfolio, the Sub-Adviser generally looks for companies that, in the Sub-Adviser’s view, have one or more of the following characteristics:

●    Potential competitive advantages

●    Opportunity to grow earnings, revenue and/or cash flow

●    Management team quality

●    Balance sheet strength

●    Attractive valuation relative to peers in comparable industry and business.

The Sub-Adviser’s process for selling or trimming (reducing) a portfolio holding generally considers one or more of the following factors:

●    Change to the investment thesis (e.g., the original reason for owning the company no longer applies)

●    Change to the company’s fundamental positioning such as a shift in competitive advantages, growth prospects, management team, financial condition and/or valuation.

●    Market capitalization increases (typically above US $20 billion or the upper end of the Index’s market capitalization).

●    Changes to intrinsic valuation (based on its fundamentals) and relative valuation (a valuation of a company based on the valuation of its peers or the broader market)

The Fund is classified as “non-diversified” under the 1940 Act.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowing for investment purposes) in equity securities of U.S. small- and mid-capitalization companies.
Rockefeller Global Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange trade fund (“ETF”). The Fund invests at least 80% of the Fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in global equity securities. The securities held by the Fund may be denominated in both U.S. dollars as well as the local currency. The Fund expects that U.S. companies will make up 55% to 75% of its portfolio, while non-U.S. companies will comprise 25% to 45%. The Fund classifies companies as either U.S. or non-U.S. based on MSCI’s country classification methodology.

The Fund may invest in securities of U.S. and non-U.S. issuers of any size, but generally focuses on larger, more established companies with market capitalizations over $4 billion. The Fund will invest primarily in securities of companies domiciled in developed markets, but may invest up to 30% of its net assets in securities of companies domiciled in emerging and frontier markets. Frontier markets are those emerging market countries that have the smallest, least mature economies and least developed capital markets. A country or market’s classification as a developed market, emerging market or frontier market is based on MSCI designations, or if a country or market does not have an MSCI designation, on the Sub-Adviser’s assessment of whether the country or market’s characteristics are most similar to countries or markets MSCI has designated as developed markets or frontier markets. As part of its principal investment strategy, the Fund will invest in various equity securities including common stocks, and depositary receipts such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).

The Sub-Adviser selects investments for the Fund based on an evaluation of a company’s financial condition. The Sub-Adviser applies “bottom-up” security analysis that includes fundamental, sector-based research in seeking to identify businesses that have high or improving returns on capital, barriers to competition, and/or compelling valuations. The Sub-Adviser is not constrained by a particular investment style and can pursue any equity security it perceives to be undervalued, whether it be based on valuation metrics or growth potential. The Fund will not target any specific industry, region or sector. The Sub-Adviser may sell the Fund’s investments to secure gains, limit losses or reinvest in opportunities perceived as more promising.

Strategy Portfolio Concentration [Text]	The Fund invests at least 80% of the Fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in global equity securities.